Trade and other payables	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Trade and other payables
12.	Trade and other payables

This caption is made up as follows:

	2017	2016
	S/(000)	S/(000)

Trade payables	76,478	64,098
Dividends payable, note 16(g)	29,725	5,070
Interests payable	17,280	17,892
Remuneration payable	14,920	14,108
Taxes and contributions	10,904	15,003
Hedge finance cost payable	10,505	11,073
Board of Directors’ fees	5,773	5,406
Advances from customers	4,276	1,181
Guarantee deposits	2,481	2,302
Account payable to related party, note 25	516	—
Other accounts payable	5,137	6,640

	177,995	142,773

Trade accounts payable result from the purchase of material, services and supplies for the Group operation, and mainly correspond to invoices payable to domestic suppliers. Are non-interest bearing and are normally settled on 60 to 120 days term.

Other payables are non-interest bearing and have an average term of 3 months.

Interest payable is normally settled semiannually throughout the financial year.

For explanations on the Group’s liquidity risk management processes, refer to note 29.